TILSON INVESTMENT TRUST
145 East 57th Street, 10th Floor
New York, New York 10022
(252) 972-9922

December 30, 2009

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Tilson Investment Trust (“Trust”) (File Nos. 333-117597 and 811-21606) Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on behalf of Tilson Focus Fund and Tilson Dividend Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 5 to the Registration Statement of the Trust (“Amendment”).

The amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating disclosure to comply with the new summary prospectus requirements, as well as updating the Funds’ financial information and making certain minor and conforming changes.  The amendment contains the Funds’ Prospectuses, the Funds’ Statement of Additional Information, Part C, the Signature Page, and Exhibits.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
Tilson Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer

Enclosures

cc:	Jeffrey T. Skinner
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101